Net Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						8 Months Ended		12 Months Ended
	Jan. 07, 2024	Oct. 15, 2023	Jul. 23, 2023	Jan. 01, 2023	Oct. 09, 2022	Jul. 17, 2022	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Numerator:
Net (loss) income	$ 12,248	$ (7,283)	$ (3,046)	$ (392)	$ (3,390)	$ 5,035	$ 1,919	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(350)			0			(878)	0
Change in redemption amount of redeemable convertible preferred stock	0			0			(1,423)	0
Net income (loss) attributable to common stockholders	11,898			(392)			(382)	1,253	(7,525)	(9,917)	(29,998)
Net income (loss) attributable to common stockholders	11,898			(392)			(382)	1,253	$ (7,525)	$ (9,917)	$ (29,998)
Earnings allocated to participating securities	(6,419)			0			0	0
Net income (loss) available to common stockholders, basic	5,479			(392)			(382)	1,253
Earnings allocated to participating securities	6,419			0			0	0
Impact of assumed conversions	361			0			0	33
Net income (loss) available to common stockholders, diluted	$ 12,259			$ (392)			$ (382)	$ 1,286
Denominator:
Weighted average common shares outstanding, basic (in shares)	15,784,141,000			11,408,369,000			13,324,330,000	11,404,578,000	11,480,000	11,292,000	11,237,000
Dilutive awards outstanding (in shares)	21,276,865,000			0			0	20,288,299,000
Weighted average common shares outstanding, diluted (in shares)	37,061,006,000			11,408,369,000			13,324,330,000	31,692,877,000	11,480,000	11,292,000	11,237,000
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.35			$ (0.03)			$ (0.03)	$ 0.11	$ (0.66)	$ (0.88)	$ (2.67)
Earnings (loss) per share, diluted (in dollars per share)	$ 0.33			$ (0.03)			$ (0.03)	$ 0.04	$ (0.66)	$ (0.88)	$ (2.67)